VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Oxygen Biotherapeutics, Inc.
Preliminary Proxy Materials
Securities and Exchange Commission File No.: 001-34600

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, enclosed for filing with the Commission are the following preliminary proxy materials in connection with a Special Meeting of Stockholders of Oxygen Biotherapeutics, Inc. (the “Company”) to be held on or about April 26, 2013:

i)	Cover page in the form set forth in Schedule 14A entitled “Schedule 14A.”

ii)
A preliminary proxy statement, including a brief letter to stockholders, Notice of Special Meeting of Stockholders, and as an appendix, the proposed amendment to the Company’s Certificate of Incorporation (subject of Proposal 2).

iii)	A preliminary form of proxy.

Definitive proxy materials are intended to be released to stockholders of the Company commencing on or about March 26, 2013.

Please contact me at (919)-855-2123 to discuss any questions you may have or if I otherwise may be of assistance.

Very truly yours,
/s/ Michael B. Jebsen
Michael B. Jebsen